UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2009 (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 92.1%
Certificates of Deposit — 6.9%
Barclays Bank PLC
1.40% due 11/04/09†	$13,400,000	$13,400,000
Calyon NY
1.56% due 10/19/09†	13,500,000	13,501,582
Deutsche Bank AG
0.61% due 10/01/09†	13,000,000	13,000,000
Royal Bank of Canada
0.29% due 03/22/10†	12,000,000	12,000,000
Royal Bank of Canada
0.90% due 10/01/09†	5,000,000	5,000,382

Total Certificates of Deposit
(amortized cost $56,901,964)		56,901,964

Commercial Paper — 4.0%
J.P. Morgan Chase & Co. 0.05% due 10/01/09 (amortized cost $33,000,000)	33,000,000	33,000,000

Corporate Bonds & Notes — 0.6%
J.P. Morgan Chase & Co. FDIC Guar. Notes 0.49% due 11/23/09† (amortized cost $5,000,000)	5,000,000	5,000,000

Medium Term Notes — 9.9%
Bank of America Corp. 0.53% due 11/23/09†	27,000,000	26,980,271
Citigroup Funding, Inc. FDIC Guar. Notes 0.59% due 10/30/09†	13,300,000	13,315,597
Citigroup Funding, Inc. 0.76% due 10/22/09†	627,000	627,000
Citigroup Funding, Inc. 1.52% due 11/09/09†	22,100,000	22,009,721
Citigroup, Inc. 0.58% due 11/18/09†	524,000	520,797
General Electric Capital Corp. 0.53% due 10/26/09†	100,000	100,000
General Electric Capital Corp. 0.61% due 10/05/09†	7,000,000	6,999,340
General Electric Capital Corp. FDIC Guar. Notes 0.94% due 12/09/09†	10,400,000	10,504,272

Total Medium Term Notes (amortized cost $81,056,998)		81,056,998

Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund (amortized cost $3,718,291)	3,718,291	3,718,291

U.S. Government Agencies — 70.2%
Agency for International Development Panama 0.61% due 10/01/09†	1,650,787	1,653,939
Federal Farm Credit Bank
0.25% due 10/27/10†	13,000,000	12,998,316
0.65% due 10/01/09†	13,400,000	13,400,000
2.25% due 07/01/10	280,000	283,224
4.45% due 08/27/10	290,000	299,346
Federal Home Loan Bank
0.23% due 10/21/09†	26,000,000	26,000,000
0.24% due 03/15/10	13,000,000	12,985,700
0.35% due 10/13/10	12,650,000	12,650,000
0.41% due 10/13/09†	55,000,000	54,994,356
0.50% due 10/08/09†	28,000,000	28,001,407
0.50% due 10/19/10	25,500,000	25,495,771
0.55% due 07/15/10	635,000	634,018
0.80% due 11/20/09	27,000,000	26,970,000
0.90% due 04/07/10	12,500,000	12,496,753
1.00% due 02/12/10	28,000,000	27,895,778
1.02% due 02/23/10	5,000,000	4,979,458
1.02% due 02/26/10	14,000,000	13,995,220
1.05% due 02/23/10	13,500,000	13,494,550
1.05% due 03/05/10	13,600,000	13,596,431
Federal Home Loan Mtg. Corp.
0.21% due 04/26/10	12,500,000	12,484,906
0.22% due 04/26/10	12,500,000	12,484,188
0.24% due 12/22/09	12,000,000	11,993,440
0.24% due 04/26/10	12,700,000	12,682,474
0.25% due 10/20/09	26,000,000	25,996,569
0.27% due 12/10/09†	28,000,000	27,996,579
0.28% due 12/14/09	13,000,000	12,992,518
0.34% due 11/04/09†	19,000,000	19,000,000
0.42% due 10/12/09†	12,000,000	11,999,838
0.61% due 10/07/09†	13,500,000	13,497,955
Federal National Mtg. Assoc.
0.31% due 01/11/10	12,000,000	11,989,460
0.33% due 02/01/10	13,000,000	12,985,342
0.40% due 10/13/09†	56,000,000	55,997,812
0.40% due 11/12/09†	13,500,000	13,512,897
0.42% due 11/05/09†	13,500,000	13,498,650
4.13% due 05/15/10	680,000	694,952
4.30% due 08/18/10	520,000	535,706
4.38% due 09/13/10	770,000	795,096
7.13% due 06/15/10	367,000	383,680

Total U.S. Government Agencies (amortized cost $574,346,329)		574,346,329

Total Short-Term Investment Securities — 92.1% (amortized cost $754,023,582)		754,023,582

REPURCHASE AGREEMENT — 9.6%
UBS Securities, LLC Joint Repurchase Agreement(1) (amortized cost $78,497,000)	78,497,000	78,497,000

TOTAL INVESTMENTS — (amortized cost $832,520,582)(2)	101.7%	832,520,582
Liabilities in excess of other assets	(1.7)	(14,211,799)

NET ASSETS	100.0%	$818,308,783

†	Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects next reset date.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Industry Allocation*

U.S. Government Agencies	70.2%
Repurchase Agreement	9.6
Foreign Banks	4.8
Money Center Banks	4.6
Diversified Financial Services	4.5
Super-Regional Banks-US	3.3
Finance	2.1
Commercial Banks - Canadian	2.1
Treasury/Agency	0.5

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Fair Value at September 30, 2009
Short-Term Investment Securities:
Certificates of Deposit	$—	$56,901,964	$—	$56,901,964
Commercial Paper	—	33,000,000	—	33,000,000
Corporate Bonds & Notes	—	5,000,000	—	5,000,000
Medium Term Notes	—	81,056,998	—	81,056,998
Registered Investment Companies	—	3,718,291	—	3,718,291
U.S. Government Agencies	—	574,346,329	—	574,346,329
Repurchase Agreement	—	78,497,000	—	78,497,000

Total	$—	$832,520,582	$—	$832,520,582

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2009 (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 96.1%
Arizona — 1.6%
Maricopa County, Arizona Industrial Development Authority (LOC — Harris Trust & Savings Bank) 0.64% due 10/01/09†	$600,000	$600,000
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Series A (LOC — Wells Fargo Bank N.A.) 0.49% due 10/01/09†	1,390,000	1,390,000

		1,990,000

California — 12.2%
Big Bear Lake, California Industrial Series A (LOC — KBC Bank N.V.) 0.35% due 10/01/09†	2,000,000	2,000,000
California Housing Finance Agency Series F 1.95% due 10/07/09†	2,905,000	2,905,000
California Housing Finance Agency Series M 0.75% due 10/01/09†	800,000	800,000
California Housing Finance Agency Multi Family Housing Series C 1.20% due 10/01/09†	260,000	260,000
California Infrastructure & Economic Development Bank Series A (LOC — Allied Irish Bank PLC) 0.27% due 10/01/09†	300,000	300,000
California Office of the State Treasurer Series B-6 0.37% due 10/01/09†	1,800,000	1,800,000
California State Department of Water Resources Supply Series B-2 (LOC — BNP Paribas) 0.27% due 10/01/09†	380,000	380,000
California State Department of Water Resources Supply Series C-11 (LOC — KBC Bank N.V. & Bank of Nova Scotia) 0.37% due 10/01/09†	600,000	600,000
California State Department of Water Resources Supply Series I-1 (LOC — Allied Irish Bank PLC) 0.27% due 10/01/09†	700,000	700,000
Irvine, California Improvement Bond Act (LOC — KBC Bank N.V.) 0.27% due 10/01/09†	250,000	250,000
San Bernardino County, California Certificates of Participation (LOC — BNP Paribas) 0.30% due 10/01/09†	1,300,000	1,300,000
Santa Clara Valley, California Transportation Authority Series C 0.30% due 10/01/09†	4,000,000	4,000,000

		15,295,000

Colorado — 5.0%
Colorado Housing & Finance Authority Series I 0.34% due 10/07/09†	1,000,000	1,000,000
Colorado Housing & Finance Authority Series I-B2 0.38% due 10/07/09†	1,440,000	1,440,000
Colorado Springs, Colorado Utilities Series A 0.31% due 10/01/09†	3,880,000	3,880,000

		6,320,000

Connecticut — 1.0%
Connecticut State Housing Finance Authority Series A-1 0.30% due 10/01/09†	1,200,000	1,200,000

District of Columbia — 2.8%
Metropolitan Washington D.C. Airports Authority Series A-2 0.80% due 10/01/09†	3,500,000	3,500,000

Florida — 4.4%
Broward County, Florida School Board 0.37% due 10/01/09†	3,240,000	3,240,000
Collier County, Florida Health Facilities Authority (LOC — Wachovia Bank N.A.) 0.32% due 10/07/09†	350,000	350,000
Orlando & Orange County Expressway Authority Series B-1 (LOC - Bank of America N.A.) 0.34% due 10/1/09†	1,900,000	1,900,000

		5,490,000

Georgia — 3.9%
De Kalb Private Hospital Authority 0.30% due 10/07/09†	4,900,000	4,900,000

Idaho — 0.7%
Idaho Health Facilities Authority 0.34% due 10/01/09†	865,000	865,000

Illinois — 6.5%
Chicago, Illinois O’Hare International Airport Series B (LOC — Societe Generale) 0.43% due 10/07/09†	730,000	730,000
Illinois Educational Facilities Authority (LOC — Harris Trust & Savings Bank) 0.24% due 10/07/09†	2,150,000	2,150,000
Illinois Finance Authority Series E 0.28% due 10/07/09†	695,000	695,000
Illinois State, Illinois 5.50% due 04/01/10	500,000	510,981
Jackson-Union Counties, Illinois Regional Port District (LOC — Wachovia Bank N.A.) 0.26% due 10/07/09†	4,050,000	4,050,000

		8,135,981

Kansas — 0.9%
Kansas State Department of Transportation Series A-3 0.27% due 10/01/09†	595,000	595,000
Kansas State Department of Transportation Series A-4 0.27% due 10/01/09†	500,000	500,000

		1,095,000

Kentucky — 4.9%
Breckinridge County, Kentucky Lease Program (LOC — U.S. Bank N.A.) 0.26% due 10/07/09†	1,425,000	1,425,000
Breckinridge County, Kentucky Lease Program Series A (LOC — U.S. Bank N.A.) 0.26% due 10/07/09†	2,570,000	2,570,000
Kentucky Housing Corp. Series F 0.35% due 10/07/09†	1,090,000	1,090,000
Kentucky Housing Corp. Series I 0.35% due 10/07/09†	995,000	995,000

		6,080,000

Maine — 0.9%
Maine State Housing Authority Series H 0.35% due 10/01/09†	1,185,000	1,185,000

Maryland — 4.0%
Maryland Health & Higher Educational Facilities Authority Series A (LOC — Wachovia Bank N.A.) 0.35% due 10/01/09†	2,995,000	2,995,000
Maryland State Health & Higher Education Facilities Authority Series B 0.27% due 10/07/09†	100,000	100,000
Washington County, Maryland Commissioner’s Office Series E (LOC — Wachovia Bank N.A.) 0.33% due 10/1/09†	1,900,000	1,900,000

		4,995,000

Massachusetts — 2.3%
Massachusetts State Water Resources Authority Series C 0.40% due 10/07/09†	2,935,000	2,935,000

Michigan — 4.8%
Holt, Michigan Public Schools 0.35% due 10/1/09†	3,990,000	3,990,000
Michigan State Hospital Finance Authority Series B (LOC — Landesbank Hessen) 0.30% due 10/07/09†	2,065,000	2,065,000

		6,055,000

Missouri — 1.3%
Kansas City Industrial Development Authority (LOC — Bank of America N.A.) 0.31% due 10/07/09†	1,550,000	1,550,000
Missouri State Health & Educational Facilities Authority Series B 0.33% due 10/01/09†	100,000	100,000

		1,650,000

New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority 0.30% due 10/01/09†	350,000	350,000

New Jersey — 1.9%
New Jersey Economic Development Authority Series V-2 (LOC — Dexia Credit Local) 0.45% due 10/07/09†	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series A 0.40% due 10/01/09†	395,000	395,000

		2,395,000

New Mexico — 0.8%
Santa Fe County, New Mexico Education Facilities Series A (LOC - Allied Irish Bank PLC) 0.42% due 10/01/09†	1,000,000	1,000,000

New York — 6.6%
Metropolitan Transportation Authority Series D-1 0.35% due 10/01/09†	2,200,000	2,200,000
Metropolitan Transportation Authority Series G (LOC — BNP Paribas) 0.29% due 10/01/09†	990,000	990,000
New York City Municipal Water Finance Authority & Sewer System Series B-2 0.28% due 10/01/09†	500,000	500,000
New York City Municipal Water Finance Authority & Sewer System Series C 0.35% due 10/01/09†	1,100,000	1,100,000
New York City Municipal Water Finance Authority & Sewer System Series F 0.30% due 10/01/09†	105,000	105,000
New York City Office of the City Comptroller Series E-3 (LOC — West Duetsche Landesbank) 0.28% due 10/01/09†	100,000	100,000
New York City Office of the City Comptroller Series J-3 (LOC — Allied Irish Bank PLC) 0.28% due 10/01/09†	1,270,000	1,270,000
New York City Transitional Finance Authority Series 2-E 0.30% due 10/07/09†	300,000	300,000
New York City Transitional Finance Authority Series 3-C 0.30% due 10/07/09†	700,000	700,000
New York City Transitional Finance Authority Series 3-D 0.30% due 10/07/09†	910,000	910,000
Triborough Bridge & Tunnel Authority Series AB 0.32% due 10/07/09†	140,000	140,000

		8,315,000

North Carolina — 5.1%
Fayetteville, North Carolina Public Works Commission 0.45% due 10/07/09†	2,145,000	2,145,000
North Carolina Medical Care Commission Series B 0.31% due 10/01/09†	1,850,000	1,850,000
Wilmington, North Carolina General Obligation Unlimited 0.37% due 10/07/09†	1,040,000	1,040,000
Winston-Salem, North Carolina Certificates of Participation Series C 0.39% due 10/01/09†	1,400,000	1,400,000

		6,435,000

North Dakota — 3.6%
North Dakota State Housing Finance Agency Series A 0.38% due 10/07/09†	2,605,000	2,605,000
North Dakota State Housing Finance Agency Series B 0.38% due 10/07/09†	1,850,000	1,850,000

		4,455,000

Ohio — 1.2%
Ohio Housing Finance Agency Series B-1 0.32% due 10/07/09†	565,000	565,000
Ohio Housing Finance Agency Multi Family Housing (LOC — Federal Home Loan Bank) 0.42% due 10/01/09†	890,000	890,000

		1,455,000

Oklahoma — 0.2%
Oklahoma Turnpike Authority Series F 0.30% due 10/01/09†	250,000	250,000

Oregon — 1.5%
Medford, Oregan Hospital Facilities Authority (LOC — KBC Bank N.V.) 0.35% due 10/01/09†	455,000	455,000
Multnomah County, Oregon Hospital Facilities Authority (LOC — Allied Irish Bank PLC) 0.33% due 10/01/09†	1,400,000	1,400,000

		1,855,000

Pennsylvania — 1.8%
Pennsylvania State Higher Educational Facilities Authority Series A-7 (LOC — Allied Irish Bank PLC) 0.43% due 10/01/09†	1,000,000	1,000,000
Pittsburgh, Pennsylvania Water & Sewer Authority Series B-1 0.40% due 10/01/09†	1,300,000	1,300,000

		2,300,000

South Dakota — 1.4%
South Dakota Housing Development Authority Series C-1 0.50% due 10/01/09†	1,700,000	1,700,000

Texas — 6.7%
Corpus Christi, Texas City Hall 3.00% due 03/01/10	3,910,000	3,946,338
Harris County, Texas Health Facilities Development Corp. Series B (LOC — J.P. Morgan Chase Bank) 0.30% due 10/01/09†	100,000	100,000
Lubbock, Texas Health Facilities Development Corp. Series B (LOC — Wachovia Bank N.A.) 0.36% due 10/01/09†	150,000	150,000
San Antonio, Texas Electric & Gas Series B 4.00% due 02/01/10	2,000,000	2,021,566
Tarrant County, Texas Cultural Education Facilities Finance Corp. Series C 0.33% due 10/01/09†	400,000	400,000
Texas State Economic Development Series A-2 0.32% due 10/07/09†	1,100,000	1,100,000
Texas Water Development Board Series A 0.33% due 10/01/09†	645,000	645,000

		8,362,904

Utah — 4.4%
Utah Housing Corp. Single Family Mortgage Series A 0.43% due 10/07/09†	1,675,000	1,675,000
Utah Housing Corp. Single Family Mortgage Series E-1 0.38% due 10/07/09†	935,000	935,000
Utah Housing Corp. Single Family Mortgage Series F 0.43% due 10/07/09†	2,900,000	2,900,000

		5,510,000

Washington — 2.4%
Washington State Housing Finance Commission (LOC — Bank of America N.A.) 0.38% due 10/01/09†	2,050,000	2,050,000
Washington State Housing Finance Commission Series A (LOC — Wells Fargo Bank N.A.) 0.50% due 10/01/09†	1,025,000	1,025,000

		3,075,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Series C 0.52% due 10/07/09†	75,000	75,000

Wyoming — 0.9%
Sweetwater County, Wyoming Pollution Control Series A (LOC — Barclays Bank PLC) 0.26% due 10/07/09†	1,100,000	1,100,000

Registered Investment Company — 0.0%
SSgA Tax Free Money Market Fund (amortized cost $9,108)	9,108	9,108

TOTAL SHORT-TERM INVESTMENT SECURITIES — (amortized cost $120,332,993)(1)	96.1%	120,332,993
Other assets less liabilities	3.9	4,849,555

NET ASSETS —	100.0%	$125,182,548

†	Variable Rate Security — the rate reflected is as of September 30, 2009, maturity date reflects next reset date.
(1)	See Note 3 for cost of investments on a tax basis.

LOC - Letter of Credit

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Fair Value at September 30, 2009
Short-Term Investment Securities:
California	$—	$15,295,000	$—	$15,295,000
Colorado	—	6,320,000	—	6,320,000
Illinois	—	8,135,981	—	8,135,981
New York	—	8,315,000	—	8,315,000
North Carolina	—	6,435,000	—	6,435,000
Texas	—	8,362,904	—	8,362,904
Other States+	—	67,460,000	—	67,460,000
Registered Investment Companies	—	9,108	—	9,108

Total	$—	$120,332,993	$—	$120,332,993

+	Sum of all other States each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2009 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), Board of Directors (the “Board”) of the SunAmerica Money Market Funds, Inc., on behalf of each series (each a “Fund” and collectively the “Funds”) has adopted procedures intended to stabilize the Funds’ net asset values per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which a Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of our funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of September 30, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of September 30, 2009, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Portfolio	Percentage Interest	Principal Amount
Money Market Fund	39.25%	$78,497,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,167 and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	0.88%	04/15/10	$178,751,400	$204,000,035

Note 3. Federal Income Taxes

As of September 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including repurchase agreements, were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Money Market	$828,836,582	$3,684,000	$—	$3,684,000
Municipal Money Market	120,332,993	—	—	—

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 27, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 27, 2009